Related Party Transactions - (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transaction [Line Items]
Schedule of Related Party Transactions - Zions [Table Text Block]
The following transactions occurred between Farmer Mac and Zions First National Bank or its affiliates ("Zions"), which is the largest holder of Farmer Mac Class A voting common stock and a major holder of Class C non-voting common stock during 2013, 2012, and 2011:

Table 3.1

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Unpaid Principal Balance:
Purchases:
Loans	$210,088	$168,826	$125,088
USDA-guaranteed portions	13,153	14,415	5,218
Sales of Farmer Mac Guaranteed Securities	120,409	5,327	—

The purchases of loans from Zions under the Farm & Ranch line of business represented approximately 25.5 percent, 29.6 percent, and 25.2 percent of Farm & Ranch loan purchases for the years ended December 31, 2013, 2012, and 2011, respectively, and 11.5 percent, 8.8 percent, and 4.5 percent, respectively, of total new Farm & Ranch business volume. The purchases of USDA-guaranteed portions from Zions under the USDA Guarantees line of business represented approximately 3.6 percent, 3.0 percent, and 1.3 percent of that program's purchases for the year ended December 31, 2013, 2012, and 2011. Zions represented 5.1 percent and 4.7 percent, respectively of Farmer Mac's outstanding book of business at December 31, 2013 and 2012.

Farmer Mac or Zions received the applicable amounts shown below with respect to transactions between the two parties in 2013, 2012, and 2011:

Table 3.2

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Guarantee fees received by Farmer Mac	$417	$633	$940
Servicing fees retained by Zions	2,033	1,980	1,870

Farmer Mac and Zions were parties to interest rate swap contracts having an aggregate outstanding notional amount of approximately $29.3 million and $49.3 million as of December 31, 2013 and 2012, respectively.  As of December 31, 2013 and 2012, Farmer Mac had net interest payable to Zions under those contracts of approximately $0.3 million and $0.5 million, respectively. Zions acted as dealer with respect to approximately $37.0 million of par value of Farmer Mac discount notes during 2011and none in 2012 and 2013. The related commissions Farmer Mac paid to Zions for these services were immaterial.

Schedule of Related Party Transactions - CFC [Table Text Block]
The following transactions occurred between Farmer Mac and CFC during 2013, 2012, and 2011:

Table 3.3

Farmer Mac Loan Purchases and Guarantees
	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Rural Utilities:
Loans	$86,965	$166,117	$203,789
On-balance sheet Farmer Mac Guaranteed Securities	820,000	383,406	—
Off-balance sheet Farmer Mac Guaranteed Securities	—	—	2,796
Total purchases and guarantees	$906,965	$549,523	$206,585